LONG-TERM DEBT (Details)		1 Months Ended	3 Months Ended						12 Months Ended
	Aug. 04, 2014 USD ($)	Nov. 30, 2012	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015 USD ($)	Sep. 30, 2014	Mar. 31, 2014 USD ($)	Jun. 30, 2013 shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Mar. 13, 2014 USD ($)	Apr. 12, 2013 USD ($) shares	Mar. 27, 2013 USD ($)	Mar. 25, 2013 USD ($)	Nov. 07, 2012 USD ($)
LONG TERM DEBT
Long-term Debt					$ 505,092,000				$ 471,129,000	$ 267,300,000
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months									4,500,000
Long-term Debt, Maturities, Repayments of Principal in Rolling Year Two and Three									4,500,000
Long-term Debt, Maturities, Repayments of Principal in Year Three									4,500,000
Long-term Debt, Maturities, Repayments of Principal in Year Four									4,500,000
Long-term Debt, Maturities, Repayments of Principal in Year Five									34,500,000
Long-term Debt, Maturities, Repayments of Principal in Rolling Year Four and Five									$ 423,129,000
Debt Instrument, Term		5 years							5 years
Other Long-term Debt, Current					(4,500,000)				$ (4,500,000)	0
Other Long-term Debt					444,592,000				445,629,000	0
Long-term Debt, Gross					509,592,000				475,629,000	267,300,000
Total long-term debt									471,129,000	267,300,000
Average borrowings outstanding					512,093,000		$ 192,403,000		308,670,000	243,920,000
Maximum outstanding borrowings					522,750,000		$ 267,300,000		491,875,000	267,300,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net					88,800,000
Loss on extinguishment of debt									2,316,000	0	$ 1,764,000
Proceeds from Issuance of Other Long-term Debt	$ 450,000,000								450,000,000	0	$ 0
Line of Credit Facility, Interest Rate Description	0.01
Amortization of Debt Discount (Premium)	$ 0.01
Debt Instrument, Periodic Payment	$ 1,125,000
General Partner [Member]
LONG TERM DEBT
Long-term Line of Credit					20,830,000				30,130,000	31,260,000
Credit Facility, due November 2017 [Member]
LONG TERM DEBT
Long-term Debt					65,000,000				30,000,000	267,300,000
Line of Credit Facility, Remaining Borrowing Capacity					$ 114,170,000				139,870,000	$ 69,000
Basis spread on variable rate (as a percent)	4.25%
Maximum borrowing capacity									$ 350,000,000.0			$ 350,000,000.0		$ 250,000,000.0	$ 350,000,000.0
Leverage ratio	4.50					5.75
Debt Instrument, Covenant Maximum Adjusted Consolidated Total Leverage Ratio					5.50
Credit Facility, due November 2017 [Member] | Credit Agreement Covenant September 30 2013 [Member]
LONG TERM DEBT
Debt Instrument, Interest Rate During Period					5.10%		4.60%		4.60%	4.40%
Credit Facility, due November 2017 [Member] | Subsequent Event [Member]
LONG TERM DEBT
Debt Instrument, Covenant Maximum Adjusted Consolidated Total Leverage Ratio				5.5
Letter of Credit [Member]
LONG TERM DEBT
Maximum borrowing capacity	$ 75,000,000												$ 75,000,000			$ 200,000,000
Secured Debt [Member] | Subsequent Event [Member]
LONG TERM DEBT
Debt Instrument, Covenant Maximum Adjusted Consolidated Total Leverage Ratio			5.00	5.25
Secured Debt [Member] | Scenario, Forecast [Member]
LONG TERM DEBT
Debt Instrument, Covenant Maximum Adjusted Consolidated Total Leverage Ratio			5.00	5.25
Series A Convertible Preferred Units [Member]
LONG TERM DEBT
Units issued and sold | shares													1,715,000
Preferred units agreed to be sold | shares								1,500,000
Common Units [Member] | Series A Convertible Preferred Units [Member]
LONG TERM DEBT
Units issued and sold | shares													1,715,000
Pipelines [Member]
LONG TERM DEBT
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	$ 100,000,000